Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Common stock, shares authorized	10,000	10,000
Common stock, shares, outstanding	10,000	10,000
Previously Reported [Member]
Common stock, shares authorized		10,000
Common stock, par value		$ 0.001